Other disclosures - Acquisition of businesses - Narrative (Details) kr / shares in Units, kr in Millions		12 Months Ended
	Dec. 28, 2021 DKK (kr)	Dec. 31, 2021 DKK (kr) employee	Dec. 31, 2022 employee	Oct. 14, 2022 DKK (kr) kr / shares	Dec. 31, 2020 employee
Disclosure of detailed information about business combination [line items]
Number of employees | employee		47,792	54,393		44,723
Dicerna Pharmaceuticals, Inc., US
Disclosure of detailed information about business combination [line items]
Proportion of equity interest prior to acquisition (in percentage)	2.90%
Fair value of existing shareholdings	kr 573
Consideration transferred, acquisition-date fair value	22,034
Settlement of pre-existing relationship	145
Consideration transferred	21,316
Acquisition-related costs	kr 124
Forna Therapeutics Holdings, Inc.
Disclosure of detailed information about business combination [line items]
Fair value of existing shareholdings				kr 0
Consideration transferred, cash tender offer, price per share | kr / shares				kr 20
Consideration transferred, acquisition-date fair value				kr 8,102
Settlement of pre-existing relationship				kr 0
Acquisition-related costs		kr 51